Note 15 - Preferred Shares (Details Textual) - USD ($)						12 Months Ended
	Jan. 29, 2021	Jun. 10, 2019	Jan. 29, 2019	May 30, 2018	Jan. 27, 2014	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Preferred Stock, Value, Distributed									$ 18,192,131
Preferred Stock Distributed (in shares)									19,042
Payments for Repurchase of Redeemable Preferred Stock							$ 11,686,000
Dividends, Paid-in-kind, Total						365,059	78,640		1,335,733
Dividends, Preferred Stock, Total						693,297	1,271,782	[1]	1,335,733	[1]
Dividends, Preferred Stock, Cash						150,000
Dividends Payable						170,000
Preferred Stock, Redemption Amount						8,365,059
Series B Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock					$ 29,000,000
Preferred Stock, Redemption Price Per Share (in dollars per share)					$ 1,000
Preferred Stock, Dividend Rate, Percentage		4.00%
Preferred Stock Additional Cash Dividend Under Specified Conditions Percentage					40.00%
Convertible Preferred Stock, Conversion Price Per Share (in dollars per share)					$ 15.58
Payments for Repurchase of Redeemable Preferred Stock		$ 11,700,000
Percentage of Outstanding Preferred Stock Redeemed		59.40%
Preferred Stock, Value, Outstanding		$ 8,000,000
Preferred Stock Deemed Dividend							504,577
Dividends, Paid-in-kind, Total							80,000		1,340,000
Dividends, Preferred Stock, Total							1,270,000
Dividends, Preferred Stock, Cash							1,030,000
Dividends Payable							$ 160,000
Preferred Stock Voting Percentage of Number of Shares Convertible of Common Stock							50.00%
Series B Preferred Stock [Member] | Subsequent Event [Member]
Preferred Stock, Dividend Rate, Percentage	14.00%
Payments for Repurchase of Redeemable Preferred Stock	$ 2,000,000
Series B Preferred Stock [Member] | Maximum [Member] | First Five Years [Member]
Preferred Stock, Dividend Rate, Percentage					5.00%
Series B Preferred Stock [Member] | Maximum [Member] | Next Two Years [Member]
Preferred Stock, Dividend Rate, Percentage			12.00%
Series B Preferred Stock [Member] | Maximum [Member] | After Two Years [Member]
Preferred Stock, Dividend Rate, Percentage			14.00%
Ordinary Preferred Stock [Member]
Preferred Stock, Value, Distributed									14,500,000
Preferred Stock Issued as Dividends [Member]
Preferred Stock, Value, Distributed									3,692,131
TCP [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)					25,000
Friends Investment Company Inc. [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)					5,700
Eurodry [Member]
Percentage of Preferred Stock Outstanding							50.00%
Preferred Stock, Value, Distributed									$ 18,192,131
Common Stock, Value, Distributed				$ 2,254,830
Eurodry [Member] | Series B Preferred Stock [Member]
Preferred Stock Distributed (in shares)				19,042
Eurodry [Member] | Ordinary Preferred Stock [Member]
Preferred Stock, Value, Distributed				$ 14,500,000
Eurodry [Member] | Preferred Stock Issued as Dividends [Member]
Preferred Stock, Value, Distributed				$ 3,692,131

[1]	Adjusted to reflect the 1-for-8 reverse stock split effected at the close of trading on December 18, 2019.